Offerings - Offering: 1	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	7.505
Maximum Aggregate Offering Price	$ 150,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,728.81
Offering Note	The number of shares of common stock, par value $0.0001 per share ("Common Stock"), of SELLAS Life Sciences Group, Inc. (the "Registrant") stated above consists of additional shares of common stock available for issuance under the 2026 Second Amended and Restated Equity Incentive Plan (the "Plan"), as approved by the Registrant's stockholders at the Registrant's annual meeting of stockholders on June 16, 2026. The maximum number of shares which may be sold upon the exercise of options or issuance of stock-based awards granted under the Plan is subject to adjustment in accordance with certain anti-dilution and other provisions of the Plan. Accordingly, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any such anti-dilution and other provisions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares reserved for future grant or issuance under the Plan are based on the average of the high and the low price of Registrant's common stock as reported on The Nasdaq Capital Market as of a date (June 11, 2026) within five business days prior to filing this Registration Statement.